UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:	811-23319

Registrant Name:	Carlyle Tactical Private Credit Fund

Reporting Period:	07/01/2020 – 06/30/2021

There is no proxy voting activity for the fund, as the fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2020 to June 30, 2021.

SIGNATURES

Pursuant to the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Tactical Private Credit Fund

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: July 13, 2022